Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Other revenues	€ 1,289	€ 1,358	€ 3,374
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%